Shareholder Report, Average Annual Return (Details) WE0000000002517A_Dimensional US Small Cap Value ETF_Single_TSR Annual {Single}	12 Months Ended	44 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional US Small Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional US Small Cap Value ETF – NAV
Average Annual Return, Percent	4.99%	8.19%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	14.89%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	9.87%	6.52%